12. FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets And Liabilities
Allowance for the impairment of other receivables, beginning	$ 8	$ 6	$ 10
Allowance for impairment	1	7	1
Gain on monetary position, net	(1)	(3)	0
Decreases	0	0	(1)
Reversal of unused amounts	(2)	(2)	(5)
Allowance for the impairment of other receivables, ending	$ 6	$ 8	$ 6